EARNINGS PER COMMON SHARE	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE

19. EARNINGS PER COMMON SHARE

For 3rd Quarter 2016 and the year to date period ended October 1, 2016, we computed earnings per share using the two-class method, in which there was an allocation of our earnings between holders of our common stock and holders of our participating securities. We effected this method in 3rd Quarter of 2016 since during the third quarter of 2016, holders of our restricted stock and RSUs were granted nonforfeitable rights to dividends and dividend-equivalents, respectively, and hence became participating holders of our common stock for purposes of computing basic earnings per share (see Note 16). Basic earnings per share for both the 2016 and 2015 periods were calculated based on the weighted average number of outstanding shares of common stock for the period. Diluted earnings per share was calculated consistent with the basic earnings per share calculation plus the effect of dilutive unissued shares of common stock related to stock options, restricted stock and RSUs, as applicable, to the extent that they were considered dilutive. The table below details the computation of our basic and diluted EPS:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Numerator:
Net income	$22,445	$12,636	$103,143	$25,423
Less: Distributed earnings allocated to nonvested awards	(251)	—	(251)	—
Less: Undistributed earnings allocated to nonvested awards	(211)	—	(1,704)	—

Numerator for basic and diluted earnings per share	$21,983	$12,636	$101,188	$25,423

Denominator:
Average shares outstanding—Basic	74,878,851	65,334,001	68,913,664	65,249,404
Potential effect of nonvested restricted stock awards	—	1,513,944	—	1,473,407

Average shares outstanding—Diluted	74,878,851	66,847,945	68,913,664	66,722,811

Net income per common share—Basic	$0.29	$0.19	$1.47	$0.39
Net income per common share—Diluted	$0.29	$0.19	$1.47	$0.38
Dividend per share	$0.14	$—	$0.14	$—
Antidilutive awards excluded from the computation of diluted EPS:
Stock options	646,180	—	646,180	—
Restricted stock	939,627	—	957,717	—
RSUs	4,702	—	4,702	—

19. EARNINGS PER COMMON SHARE

Basic earnings per share is calculated based upon the weighted average number of outstanding common shares for the period, plus the effect of vested shares. Diluted earnings per share is calculated consistent with the basic earnings per share calculation plus the effect of dilutive unissued common shares related to stock-based employee compensation programs. All of the Company’s unvested restricted stock awards were excluded from the computation of diluted net income (loss) per share for fiscal 2014 and fiscal 2013 because including them would have had an anti-dilutive effect due to the net loss position of the Company. There were no awards that could have diluted basic earnings per share in the future that were not included in the computation of diluted earnings per share in fiscal 2015 as all awards were dilutive.

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Net income (loss)	$37,111	$(37,943)	$(57,047)

Weighted average shares outstanding—Basic	65,350,463	64,209,838	63,502,480
Potential effect of unvested restricted stock	831,402	—	—

Weighted average Shares outstanding—Diluted	66,181,865	64,209,838	63,502,480

Net income (loss) per common share—Basic	$0.57	$(0.59)	$(0.90)
Net income (loss) per common share—Diluted	$0.56	$(0.59)	$(0.90)